GCAT 2022-INV2 Trust ABS-15G

Exhibit 99.5

Customer Loan ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
1232350	First Payment Date	Per Tape	Per Data	Incoming Value: XX/XX/XXXX Audit Value: Audit Value Pulled From Note
1233885	First Payment Date	Per Tape	Per Data	Incoming Value: XX/XX/XXXX Audit Value: Audit Value Pulled From Note
1233885	LTV	50.00%	50.72%	Incoming Value: 50.00 Audit Value: 50.72 Audit matches AUS value
1234002	First Payment Date	Per Tape	Per Data	Incoming Value: XX/XX/XXXX Audit Value: Audit Value Pulled From Note
1234002	Original Loan Amount	Per Tape	Per Data	Incoming Value: $X,XXX.XX Audit Value: Audit Value Pulled From Note